COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of total rent expense related to operating leases

Rent expense related to operating leases, including rent expense incurred on our behalf and allocated to us, was as follows:

	Three months ended March 31,
	2017	2016
	(In thousands)
Rent expense	$688	$616

Schedule of accrued environmental remediation

A rollforward of the aggregate accrued environmental remediation liabilities follows.

Total
(In thousands)
Accrued environmental remediation, January 1, 2017	$9,453
Payments made	(307)
Accrued environmental remediation, March 31, 2017	$9,146